Bank overview	12 Months Ended
Mar. 31, 2024
Bank overview
1. Bank overview
HDFC Bank Limited (the “Bank”) was incorporated in August 1994 with its registered office in Mumbai, India. The Bank is a banking company governed by India’s Banking Regulation Act, 1949. The Bank’s shares are listed on the BSE Limited (formerly known as Bombay Stock Exchange Limited) and The National Stock Exchange of India Ltd. Its American Depositary Shares (“ADS”) are listed on the New York Stock Exchange.
Effective July 1, 2023, the Bank’s largest shareholder, Housing Development Finance Corporation Limited (“eHDFC”), along with its subsidiaries merged with the Bank. As on June 30, 2023, along with its subsidiaries it owned 20.8% of the Bank’s equity. The Bank’s equity shares are now widely held by the public and by foreign and Indian institutional investors.
The Bank’s principal business activities are retail banking, wholesale banking, treasury services and insurance services. The Bank’s retail banking division provides a variety of deposit products, as well as loans, credit cards, debit cards, third-party mutual funds and insurance, depositary services, trade finance, foreign exchange and derivative
services and sale of gold bars. Through its wholesale banking operations, the Bank provides loans, deposit products, documentary credits, guarantees, bullion trading, foreign exchange, and derivative products. It also provides cash management services, clearing and settlement services for stock exchanges, tax and other collections for the government, custody services for mutual funds and correspondent banking services. The Bank’s treasury group manages its debt securities and money market operations and its foreign exchange and derivative products.
The other subsidiaries and associated companies of the Bank are also largely engaged
in a range of financial services.
HDFC Life Insurance Company Limited, the Bank’s subsidiary effective July 1, 2023, provides life insurance services and pension management services.
HDFC Asset Management Company Limited and its group companies are engaged in asset management business, HDB Financial Services Limited is a non-deposit taking non-banking finance company HDFC Securities Limited is a financial services provider along with broking as a core product, the remaining subsidiaries and associated companies of the Bank are engaged in sourcing business for the Bank or its subsidiaries. HDFC Ergo General Insurance Company Limited, a joint venture company, is engaged in general insurance business.